SCHEDULE OF FUTURE AMORTIZATION EXPENSES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Remainder of 2026	$ 15,414
2027	20,552	$ 20,552
2028	20,552	20,552
2029	20,552	20,552
2030	20,552	20,552
Thereafter	193,538	214,088
Total	$ 291,160	$ 296,298